Document and Entity Information	9 Months Ended
	Jun. 30, 2012	Aug. 13, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	NEXT FUEL, INC.
Entity Central Index Key	0001422949
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Document Type	S-1
Document Period End Date	Jun. 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		10,965,500